Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Auditor's remuneration
Auditor's remuneration

6 Auditor’s remuneration

Amounts payable to NatWest Group's auditors for statutory audit and other services are set out below. All audit-related and other services are approved by the Group Audit Committee and are subject to strict controls to ensure the external auditor’s independence is unaffected by the provision of other services. The Group Audit Committee recognises that for certain assignments, the auditors are best placed to perform the work economically; for other work, NatWest Group selects the supplier best placed to meet its requirements. NatWest Group’s auditors are permitted to tender for such work in competition with other firms where the work is permissible under audit independence rules.

	2021	2020	2019
	£m	£m	£m
Fees payable for :
- the audit of NatWest Group’s annual accounts (1)	4.4	4.7	3.8
- the audit of NatWest Group plc’s subsidiaries (1)	29.6	30.6	25.7
- audit-related assurance services (1,2)	5.3	4.7	3.2
Total audit and audit-related assurance services fees	39.3	40.0	32.7

Other assurance services	0.4	0.6	1.2
Corporate finance services (3)	0.5	0.4	0.6
Total other services	0.9	1.0	1.8

(1)	The 2021 audit fee was approved by the Group Audit Committee. At 31 December 2021, £19.7 million has been billed and paid in respect of the 2021 NatWest Group audit fees.
(2)	Comprises fees of £1.1 million (2020 - £1.1 million) in relation to reviews of interim financial information, £3.5 million (2020 - £3.2 million) in respect of reports to NatWest Group’s regulators in the UK and overseas, and £0.7 million (2020 - £0.4 million) in relation to non-statutory audit opinions.
(3)	Comprises fees of £0.5 million (2020 - £0.4 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.